Stockholders' Equity - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 12, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Cumulative translation adjustment	$ 200,000	$ 200,000	$ 200,000
Accumulated deficit	$ (29,003,000)	$ (24,828,000)	$ (20,183,000)
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	1,000	1,000	1,000			1,000					1,000	1,000
Crescent Acquisition Corp
Class of Stock [Line Items]
Common stock, voting rights per share	One	One
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Accumulated deficit	$ (7,265,488)	$ (13,664,184)	$ 3,621,291	$ 2,924,943	$ (10,518,024)	$ 4,395,713	$ 3,768,497	$ 5,916,024	$ (7,970,569)	$ (8,618,836)
Crescent Acquisition Corp | Class A
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,418,008	5,057,702	3,329,155	3,398,790	4,743,086	3,251,713	3,314,434	3,099,681	4,488,341	4,553,167
Common stock, shares outstanding	4,418,008	5,057,702	3,329,155	3,398,790	4,743,086	3,251,713	3,314,434	3,099,681	4,488,341	4,553,167
Shares subject to possible redemption	20,569,754	19,942,298	21,670,845	21,601,210	20,256,914	21,748,287	21,685,566	21,900,319	20,511,659	20,446,833
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Crescent Acquisition Corp | Class F
Class of Stock [Line Items]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	6,250,000	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000	6,250,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Crescent Acquisition Corp | Common Stock | Class A
Class of Stock [Line Items]
Common stock, shares outstanding		5,057,702	3,329,155			3,251,713
Shares subject to possible redemption	20,569,754	19,942,298	21,670,845
Crescent Acquisition Corp | Common Stock | Class F
Class of Stock [Line Items]
Common stock, shares outstanding		6,250,000	6,250,000			6,250,000					7,187,500
Crescent Acquisition Corp | Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0